Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements were prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Payment of Benefits	Payment of Benefits Benefit payments are recorded when paid.
Valuation of Investments and Income (Loss) Recognition
Valuation of Investments and Income (Loss) Recognition
Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Purchases and sales of securities are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net appreciation/depreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable
Notes Receivable
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, the participant loan balance is reduced, and a benefit payment is recorded.

Excess Contribution Payable
Excess Contribution Payable
Amounts payable to participants for contributions in excess of amounts allowed by the IRS are recorded as a liability with a corresponding increase in distributions. The Plan distributed the 2025 and 2024 excess contributions to the applicable participants prior to March 15th of the subsequent year.

Use of Estimates
Use of Estimates
In preparing financial statements in conformity with GAAP, management of the Plan is required to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.